RELATED PARTY TRANSACTIONS (Details) - USD ($)					1 Months Ended		2 Months Ended	3 Months Ended		9 Months Ended
		Apr. 30, 2020	Apr. 27, 2020	Jan. 21, 2020	Apr. 30, 2020	Feb. 29, 2020	Dec. 31, 2019	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2020	Dec. 31, 2018
Debt Instrument, Face Amount							$ 400,000,000	$ 503,000,000		$ 503,000,000
Long-term Line of Credit							1,073,695,000	108,611,000		108,611,000	$ 978,951,000
Aggregate principal amount							2,980,000,000	2,905,000,000		2,905,000,000
Social Capital Hedosophia Holdings Corp. II
Capital contribution by sponsor	[1]								$ 25,000
Amount outstanding under promissory note							$ 0	1,138,497		1,138,497
Administrative Support Agreement, total expenses incurred								30,000		50,000
Administrative Support Agreement, accrued expenses								50,000		50,000
Aggregate principal amount								4,000,000		$ 4,000,000
Social Capital Hedosophia Holdings Corp. II | Related Party Loans [Member]
Price of warrants (in dollars per share)							$ 1.50			$ 1.50
Social Capital Hedosophia Holdings Corp. II | Related Party Loans [Member] | Maximum
Loans convertible into warrants							$ 1,500,000			$ 1,500,000
Social Capital Hedosophia Holdings Corp. II | Sponsor
Amount outstanding under promissory note								1,138,497		1,138,497
Aggregate principal amount								$ 4,000,000		$ 4,000,000
Social Capital Hedosophia Holdings Corp. II | Initial Public Offering
Units issued (in shares)		41,400,000			41,400,000
Sale of stock, price per share							$ 10.00
Social Capital Hedosophia Holdings Corp. II | Sponsor
Debt Instrument, Face Amount				$ 25,000
Units issued (in shares)				8,625,000
Number of shares issued to sponsor cancelled				1
Number of shares held by sponsor				10,350,000
Number of shares held by sponsor subject to forfeiture				1,350,000
Percentage of issued and outstanding shares after the Initial Public Offering held by the sponsor				20.00%
Sponsor Monthly Fee Payable			$ 10,000
Social Capital Hedosophia Holdings Corp. II | Sponsor | Initial Public Offering
Services Fee						$ 21,631
Service Fee paid						$ 21,631
Social Capital Hedosophia Holdings Corp. II | Notes Payable, Other Payables [Member] | Sponsor
Debt Instrument, Face Amount				$ 300,000
Due to Related Parties, Current		$ 300,000			$ 300,000
Social Capital Hedosophia Holdings Corp. II | Common Class A | Sponsor
Sale of stock, price per share				$ 12.00
Social Capital Hedosophia Holdings Corp. II | Common Class B
Capital contribution by sponsor							$ 1

[1]	Included an aggregate of up to 1,350,000 shares that were subject to forfeiture to the extent that the underwriters’ over-allotment option was not exercised in full (see Note 7).